Risk management for financial instruments - Contractual undiscounted cash flows for operations (Details)	Dec. 31, 2021 USD ($)
Contractual undiscounted cash flows for operations
2022	$ 7,075,243
2023	13,448,146
2024	640,379
2025	247,211
Contractual undiscounted cash flows	21,410,979
Trade and other payables
Contractual undiscounted cash flows for operations
2022	5,380,701
Contractual undiscounted cash flows	5,380,701
Lease obligations
Contractual undiscounted cash flows for operations
2022	446,571
2023	477,290
2024	337,842
2025	247,211
Contractual undiscounted cash flows	1,508,914
Crown Capital debt
Contractual undiscounted cash flows for operations
2022	308,892
2023	12,165,330
Contractual undiscounted cash flows	12,474,222
Contingent Consideration Wordz
Contractual undiscounted cash flows for operations
2022	77,249
2023	352,626
2024	282,537
Contractual undiscounted cash flows	712,412
Contingent Consideration Auscript
Contractual undiscounted cash flows for operations
2022	150,000
Contractual undiscounted cash flows	150,000
wordZXpressed SBA loan
Contractual undiscounted cash flows for operations
2022	114,507
Contractual undiscounted cash flows	114,507
Wordz promissory note
Contractual undiscounted cash flows for operations
2022	357,323
2023	212,901
Contractual undiscounted cash flows	570,224
HomeTech VTB loan
Contractual undiscounted cash flows for operations
2022	240,000
2023	240,000
2024	20,000
Contractual undiscounted cash flows	$ 500,000